Derivative Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 2,119,911	¥ 1,549,483
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	¥ 1,744,164	¥ 1,075,591